Other Borrowings	12 Months Ended
Sep. 30, 2012
Other Borrowings [Abstract]
Other Borrowings
OTHER BORROWINGS

Maturity dates of securities sold under agreements to repurchase (reverse repurchase agreements) and other borrowings were as follows:

September 30,	2012	2011
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$—
1 to 3 years	—	300,000
4 to 5 years	—	300,000
More than 5 years	—	200,000
	$—	$800,000

$0 of the 2012 and $500,000,000 of the 2011 reverse repurchase agreements and other borrowings included in the above table are callable by the counterparty. If these were to be called at the earliest call dates, the maturities of the reverse repurchase agreements and other borrowings would be as follows:

September 30,	2012	2011
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$200,000
1 to 3 years	—	300,000
4 to 5 years	—	300,000
More than 5 years	—	—
	$—	$800,000

Other borrowings on the Consolidated Statements of Financial Condition at September 30, 2012 and 2011 included $0 and $800,000,000, respectively, of reverse repurchase agreements presented in the table above.

The Bank has historically entered into sales of reverse repurchase agreements. Fixed-coupon reverse repurchase agreements are treated as financings, and the obligations to repurchase securities sold are reflected as a liability in the consolidated statements of financial condition. During the three years ended September 30, 2012, all of the Company’s transactions were fixed-coupon reverse repurchase agreements. The dollar amount of securities underlying the agreements remain in the asset accounts. The securities pledged are registered in the Company’s name, and principal and interest payments are received by the Company; however, the securities are held by the designated trustee of the broker. Upon maturity of the agreements, the identical securities pledged as collateral will be returned to the Company.

Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase were as follows:

September 30,	2012	2011	2010
	(Dollars in thousands)
Weighted average interest rate at end of year	—%	3.90%	3.90%
Weighted daily average interest rate during the year	3.71%	3.73%	3.90%
Daily average of securities sold under agreements to repurchase	$692,896	$800,000	$800,000
Maximum securities sold under agreements to repurchase at any month end	800,000	800,000	800,000
Interest expense during the year	25,693	29,867	29,867

Financial data pertaining to the weighted average cost and the amount of other borrowings were as follows:

September 30,	2012	2011	2010
	(Dollars in thousands)
Weighted average interest rate at end of year	—%	—%	—%
Weighted daily average interest rate during the year	—%	—%	4.98%
Daily average of other borrowings	—	$—	$9,479
Maximum other borrowings at any month end	—	—	14,310
Interest expense during the year	—	—	22